Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll	$ 537,214	$ 421,825	$ 136,668
Accrued commissions	106,616	290,969	856,360
Accrued dealer fees	1,670,544	3,359,101	2,415,966
Accrued interest	72,997	84,425
Transaction costs	2,208,288	3,208,288
Professional fees	383,114	383,114
Accrued other	524,821	792,466	1,237,371
Total accrued expenses and other current liabilities	$ 6,035,994	$ 8,540,188	$ 4,646,365